BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		12 Months Ended										12 Months Ended				12 Months Ended					12 Months Ended			1 Months Ended
	Jan. 31, 2012	Aug. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 19, 2012	Jul. 01, 2012	Jan. 27, 2012	Jan. 02, 2012	Aug. 21, 2011	Jan. 17, 2010	Jan. 02, 2012 Backlog And Non Compete Agreement [Member]	Dec. 31, 2012 Backlog And Non Compete Agreement [Member] Maximum [Member]	Dec. 31, 2012 Backlog And Non Compete Agreement [Member] Minimum [Member]	Dec. 31, 2012 Customer Relationships [Member]	Jan. 02, 2012 Customer Relationships [Member]	Dec. 31, 2012 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2011 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2012 Customer Relationships [Member] Minimum [Member]	Dec. 31, 2011 Customer Relationships [Member] Minimum [Member]	Dec. 27, 2011 Bluephoenix Solutions [Member]	Dec. 31, 2012 Intangible Asset [Member]	Dec. 31, 2012 Developed Technology [Member]	Dec. 31, 2012 Backlog [Member]	Jul. 31, 2012 Commit Group [Member]	Dec. 31, 2012 Sapiens [Member]		Dec. 31, 2011 Sapiens [Member]		Dec. 31, 2012 Matrix and Magic [Member]	Dec. 31, 2011 Matrix and Magic [Member]	Dec. 31, 2012 Subsidiaries [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 6,910				$ 8,080						$ 13,684										$ 12,565				$ 9,021						$ 21,463
Business Acquisition, Cost of Acquired Entity, Cash Paid			5,400								8,625														4,990							9,400
Business Combination Financial Expenses Recorded Since Acquisition Date			48	110	183
Business Acquisition Cost Of Acquired Entity Cash Paid As Advance					1,160
Capital gains on sale of shareholdings, net			0	0
Business Acquisition Contingent Consideration Deferred Payments																									2,617
Finite-Lived Intangible Asset, Useful Life																		15 years		4 years
Equity Method Investment, Ownership Percentage																									80.00%	56.60%	[1]	47.30%	[1]
Equity Method Investment Diluted Ownership Percentage	52.10%	42.20%
Fair Value Of Retained Investment Per Share										$ 4.1
Business Acquisition Cost Of Acquired Entity Contingent			0																						1,414					1,250	1,100
Business Acquisition Contingent Consideration Paid			693
Gain from sale of operation and subsidiaries			136	630	146
Business Acquisition Cost Of Acquired Entity Additional Consideration Paid																					140
Increase Decrease In Fair Value Adjustments On Assets and Liabilities Carried At Fair Value Under Business Combination			1,348																			1,465
Business Acquisition Purchase Price Allocation Customer Relatonships			4,430
Business Acquisition Purchase Price Allocation Developed Technology			2,138
Business Acquisition Purchase Price Allocation Backlog			683
Finite-Lived Intangible Assets, Remaining Amortization Period															15 years								15 years	3 years 6 months
Equity Method Investment Ownership Percentage Increase	52.10%			47.30%
Gain Loss From Equity Method Investment Due To Change In Percentage Of Ownership	3,410
Share Price								$ 4.28
Business Acquisition Cost Of Acquired Entity Cashto Be Payable																									4,031
Total assets acquired							9,021				13,684
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred			4,042
Business Acquisition, Percentage of Voting Interests Acquired	60.00%
Increased Business Acquisition Cost Of Acquired Entity Purchase Price	2,500
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			2,360
Mutual Interest In Call and Put Option Percentage			40
Noncontrolling Interest, Increase from Business Combination			17,706
Business Combination Estimated Fair Values Of Assets Acquired and Liabilities Assumed			3,195						9,250			338				3,195
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life													3 years	1 year			5 years		4 years
Call and Put Option Exercised Percentage						20.00%
Proceeds From Option Exercised						5,000
Liability Towards Seller Amount			7,223
Business Acquisition, Purchase Price Allocation, Goodwill Amount																																7,510
Business Acquisition, Purchase Price Allocation, Intangible Assets Other than Goodwill			$ 31	$ 20																												$ 1,890

[1]	From August 21, 2011 until January 27, 2012, Sapiens' results of operations were reflected in the Company's results using the equity method of accounting (see Note 3(e)).